Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 4,961,518	¥ 3,846,632
Carried at fair value	[1]	2,783,696	2,178,376
Total		7,745,214	6,025,008
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		4,000	4,008
Carried at fair value	[1]	15,554	4,946
Total		19,554	8,954
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		4,965,518	3,850,640
Carried at fair value	[1]	2,799,250	2,183,322
Total		7,764,768	6,033,962
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,177,435	1,045,787
Carried at fair value	[1]
Total		1,177,435	1,045,787
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,134,393	796,936
Carried at fair value	[1]
Total		1,134,393	796,936
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,649,690	2,003,909
Carried at fair value	[1]	2,783,696	2,178,376
Total		¥ 5,433,386	¥ 4,182,285

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.